COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Capital commitments
COMMITMENTS
Commitments to purchase property, plant and equipment and prepaid land use right	$ 139.0
Future materials purchase commitments
Total	139.0
Materials purchase commitments
Future materials purchase commitments
Aggregate purchase under take and pay contract	63.6	47.2
Wafer
Future materials purchase commitments, Volume
2015	625,000,000
2016	625,000,000
2017	625,000,000
2018	625,000,000
2019	625,000,000
Thereafter	625,000,000
Total	3,750,000,000
Polysilicon
COMMITMENTS
Commitments to purchase property, plant and equipment and prepaid land use right	140.2
Future materials purchase commitments, Volume
2015	3,960
2016	2,650
2017	2,650
2018	2,650
2019	2,650
Thereafter	2,650
Total	17,210
Future materials purchase commitments
2015	41.0
2016	34.4
2017	32.8
2018	32.0
Total	$ 140.2
Revised term of contract	3 months
Changzhou Youze S&T Co., Ltd. | Trina China
Future materials purchase commitments
2015	500
2016	600
Total	1,100